Equity Incentive Plans, Stock-Based Compensation, Exercise of Options and Warrants Outstanding (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Number of Options
Exercised	3,917,860	4,141,176
Common Stock Warrants [Member]
Number of Options
Number of Outstanding, Beginning Balance	8,000,000
Granted		8,000,000
Forfeited/expired
Number of Outstanding, Ending Balance	8,000,000	8,000,000
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 0.38	$ 0.38
Granted
Exercised
Forfeited/expired
Weighted Average Exercise Price, Ending Balance	$ 0.38	$ 0.38
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual life (Years), Outstanding, Beginning Balance	5 years
Weighted average remaining contractual life (Years), Outstanding, Ending Balance	4 years	5 years
Aggregate Intrinsic Value
Aggregate intrinsic value, Beginning Balance
Aggregate intrinsic value, Ending Balance
Series B preferred stock warrants [Member]
Number of Options
Number of Outstanding, Beginning Balance
Granted	10,500
Exercised	(2,780)
Forfeited/expired
Number of Outstanding, Ending Balance	7,720
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance
Granted	982.5
Exercised	982.5
Forfeited/expired
Weighted Average Exercise Price, Ending Balance	$ 985.5
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual life (Years), Outstanding, Beginning Balance
Granted	2 years
Weighted average remaining contractual life (Years), Outstanding, Ending Balance	1 year 2 months 16 days
Aggregate Intrinsic Value
Aggregate intrinsic value, Beginning Balance
Aggregate intrinsic value, Ending Balance	$ 752,700
Stock options [Member]
Number of Options
Number of Outstanding, Beginning Balance	41,643,571	40,655,245
Granted	1,195,826	1,175,826
Exercised	(909,090)
Forfeited/expired	(19,260,424)	(187,500)
Number of Outstanding, Ending Balance	22,669,883	41,643,571
Number of Options Exercisable, Ending Balance	21,166,036
Unvested stock options	$ 1,503,847
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning Balance	$ 0.22	$ 0.22
Granted	0.31	0.72
Exercised	0.11
Forfeited/expired	0.21	3.2
Weighted Average Exercise Price, Ending Balance	0.24	0.22
Weighted Average Exercise Price, Exercisable	0.23
Unvested stock options	$ 0.44
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual life (Years), Outstanding, Beginning Balance		3 years 7 months 10 days
Granted	7 years 7 months 21 days	7 years 5 months 9 days
Weighted average remaining contractual life (Years), Outstanding, Ending Balance	2 years 4 months 28 days	2 years 4 months 28 days
Weighted average remaining contractual life (Years), Exercisable	2 years 4 days
Weighted average remaining contractual life (Years), Unvested stock options	8 years 4 days
Aggregate Intrinsic Value
Aggregate intrinsic value, Beginning Balance	$ 17,523,113	$ 31,662,730
Aggregate intrinsic value, Ending Balance	1,340,000	17,523,113
Aggregate intrinsic value, Exercisable	1,324,000
Aggregate intrinsic value, Unvested stock options	$ 16,000